Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible assets, total	$ 39,278	$ 39,278
Less: accumulated amortization	(38,828)	(38,711)
Net	450	567
Computer Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, total	36,928	36,928
Trademark [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, total	$ 2,350	$ 2,350